Significant Accounting Policies - Estimated Useful Lives of Asset Classes (Detail)	12 Months Ended
Dec. 30, 2012
Software and used equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Maximum [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years